Loans - Amortized Cost Basis of Loan Modifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	$ 24,156	$ 7,166	$ 8,595
Financing receivable, excluding accrued interest, modified in period, to total financing receivables, percentage	0.29%	0.09%	0.10%
Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	$ 4,957	$ 3,951
Payment Delay | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	1,903	446
Principal Forgiveness, Interest Rate Reduction and Term Extension | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		2,494
Payment Delay and Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	203
Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		201
Payment Delay, Term Extension, and Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	2,851	430
Term Extension [Member] | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		380
Commercial mortgage | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	$ 1,728	$ 673
Financing receivable, excluding accrued interest, modified in period, to total financing receivables, percentage	0.19%	0.08%
Commercial mortgage | Payment Delay | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	$ 1,728	$ 0
Commercial mortgage | Principal Forgiveness, Interest Rate Reduction and Term Extension | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		0
Commercial mortgage | Payment Delay and Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	0
Commercial mortgage | Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		0
Commercial mortgage | Payment Delay, Term Extension, and Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	0	293
Commercial mortgage | Term Extension [Member] | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		380
Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	$ 3,229	$ 3,077
Financing receivable, excluding accrued interest, modified in period, to total financing receivables, percentage	1.94%	1.88%
Commercial and industrial loans | Payment Delay | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	$ 175	$ 446
Commercial and industrial loans | Principal Forgiveness, Interest Rate Reduction and Term Extension | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		2,494
Commercial and industrial loans | Payment Delay and Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	203
Commercial and industrial loans | Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		0
Commercial and industrial loans | Payment Delay, Term Extension, and Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount	$ 2,851	137
Commercial and industrial loans | Term Extension [Member] | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		0
Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		$ 201
Financing receivable, excluding accrued interest, modified in period, to total financing receivables, percentage		0.12%
Home equity and lines of credit | Payment Delay | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		$ 0
Home equity and lines of credit | Principal Forgiveness, Interest Rate Reduction and Term Extension | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		0
Home equity and lines of credit | Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		201
Home equity and lines of credit | Payment Delay, Term Extension, and Interest Rate Reduction | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		0
Home equity and lines of credit | Term Extension [Member] | Northfield Bancorp, Inc. [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, excluding accrued interest, modified in period, amount		$ 0